Consolidated Statements of Comprehensive (Loss)/Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 585,818	$ 416,718	$ 482,449
Administrative fee revenue from affiliate companies	0	0	16,991
Time charter, voyage and logistics business expenses	(154,451)	(166,589)	(177,216)
Direct vessel expenses	(112,350)	(104,755)	(101,467)
General and administrative expenses incurred on behalf of affiliate companies	0	0	(16,991)
General and administrative expenses	(31,327)	(33,702)	(36,194)
Depreciation and amortization	(61,235)	(71,015)	(81,723)
Allowance for credit losses	(1,831)	(541)	(999)
Interest income	256	257	10,662
Interest expense and finance cost	(145,009)	(136,559)	(133,479)
Impairment loss/ loss on sale of vessels, net	(47,827)	(88,367)	(156,106)
Gain on bond and debt extinguishment, net	951	7,047	47,430
Gain on sale of business	0	0	9,802
Loss on loss of control	0	0	(61,741)
Other income	4,303	6,303	44,750
Other expense	(9,855)	(8,007)	(15,842)
Impairment of loan receivable from affiliate company	0	(6,050)	0
Income/(loss) before equity in net losses of affiliate companies	27,443	(185,260)	(169,674)
Equity in net earnings/(losses) of affiliate companies	69,275	(1,293)	(9,185)
Income/(loss) before taxes	96,718	(186,553)	(178,859)
Income tax expense	(4,817)	(2,052)	(1,475)
Net income/(loss) from continuing operations	91,901	(188,605)	(180,334)
Net loss from discontinued operations	0	0	(4,118)
Net income/(loss)	91,901	(188,605)	(184,452)
Less: Net loss/(income) attributable to the noncontrolling interest	24,785	(4,356)	(7,658)
Net income/(loss) attributable to Navios Holdings common stockholders	116,686	(192,961)	(192,110)
Income/(loss) attributable to Navios Holdings common stockholders, basic and diluted from continuing operations	111,559	(197,939)	(149,490)
Loss attributable to Navios Holdings common stockholders, basic and diluted from discontinued operations	0	0	(4,118)
Income/(loss) attributable to Navios Holdings common stockholders, basic and diluted	$ 111,559	$ (197,939)	$ (153,608)
Basic earnings/ (loss) per share attributable to Navios Holdings common stockholders from continuing operations	$ 6.90	$ (15.35)	$ (12.10)
Basic and diluted loss per share attributable to Navios Holdings common stockholders from discontinued operations	0	0	(0.33)
Basic earnings/ (loss) per share attributable to Navios Holdings common stockholders	$ 6.90	$ (15.35)	$ (12.43)
Weighted average number of shares, basic	16,168,329	12,896,568	12,356,024
Diluted earnings/ (loss) per share attributable to Navios Holdings common stockholders	$ 6.74	$ (15.35)	$ (12.43)
Weighted average number of shares, diluted	16,553,011	12,896,568	12,356,024
Total comprehensive income/(loss)	$ 91,901	$ (188,605)	$ (184,452)
Comprehensive loss/(income) attributable to noncontrolling interest	24,785	(4,356)	(7,658)
Total comprehensive income/(loss) attributable to Navios Holdings common stockholders	$ 116,686	$ (192,961)	$ (192,110)